General_Financial informations Maximum exposure and Loss recognised of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset securitization vehicle
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	₩ 4,032,531	₩ 4,263,993
Investments	3,215,159	3,361,910
Purchase agreements		28,000
Credit facilities	817,372	834,083
Other commitments		40,000
Loss recognized on unconsolidated structured entities	₩ 837	₩ 6,353
Disclosure of information about interests in structured entity	Asset securitization vehicle issues asset-backed securities and redeems the principal and interest or distributes dividends on asset-backed securities with profits from collecting cash flows or sale of securitized assets. The Group, as a secondary guarantor, provides purchase commitments for its asset-backed securities or guarantees to such asset securitization vehicle and recognizes commission income or interest income related to the commitment or guarantees. Therefore, the Group would be exposed to risks to purchases or pays back asset-backed securities issued by the vehicles when a primary guarantor fails to provide the financing asset securitization vehicles.	Asset securitization vehicle issues asset-backed securities and redeems the principal and interest or distributes dividends on asset-backed securities with profits from collecting cash flows or sale of securitized assets. The Group, as a secondary guarantor, provides purchase commitments for its asset-backed securities or guarantees to such asset securitization vehicle and recognizes commission income or interest income related to the commitment or guarantees. Therefore, the Group would be exposed to risks to purchases or pays back asset-backed securities issued by the vehicles when a primary guarantor fails to provide the financing asset securitization vehicles.
Asset securitization vehicle | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 7,295,601	₩ 8,426,713
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	3,215,159	3,361,910
Asset securitization vehicle | Loans and receivables
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	43,180	65,470
Asset securitization vehicle | Available-for-sale financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	902,390	1,216,446
Asset securitization vehicle | Held-to-maturity financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,269,451	2,079,648
Asset securitization vehicle | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	138	346
Asset securitization vehicle | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,433	1,363
Asset securitization vehicle | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	575	201
Asset securitization vehicle | Other liabilities (including provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	858	1,162
Structured finance
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	2,918,448	3,802,210
Investments	2,314,043	2,790,215
Credit facilities	604,405	970,195
Other commitments		41,800
Loss recognized on unconsolidated structured entities	₩ 3,939	₩ 71,185
Disclosure of information about interests in structured entity	Structured finance includes investments in project financing on real estates, social overhead capital (“SOC”), infrastructure and shipping finance. They are formed as special purpose entity by funding through equity investments and loans from various investors. Investment decisions are made by the Group based on business outlook of such projects. In relation to such investments, the Group recognizes interest income on loans, gains or losses on valuation of equity investments or dividend income. The structured finance is secured by additional funding agreement, guarantee or credit facilities. However, the structured financing project would fail to return the capital of equity investments or principal of loans to the Group if it is discontinued or did not achieve business outcome.	Structured finance includes investments in project financing on real estates, social overhead capital (“SOC”), infrastructure and shipping finance. They are formed as special purpose entity by funding through equity investments and loans from various investors. Investment decisions are made by the Group based on business outlook of such projects. In relation to such investments, the Group recognizes interest income on loans, gains or losses on valuation of equity investments or dividend income. The structured finance is secured by additional funding agreement, guarantee or credit facilities. However, the structured financing project would fail to return the capital of equity investments or principal of loans to the Group if it is discontinued or did not achieve business outcome.
Structured finance | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 40,172,830	₩ 61,324,862
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,314,043	2,790,215
Structured finance | Loans and receivables
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,969,760	2,414,044
Structured finance | Financial assets held for trading
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	233,428	254,150
Structured finance | Available-for-sale financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	106,819	115,843
Structured finance | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	4,036	6,178
Structured finance | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,506	1,224
Structured finance | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	968	362
Structured finance | Other liabilities (including provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	538	862
Investment Funds
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	1,138,523	1,749,494
Investments	1,138,523	1,749,494
Loss recognized on unconsolidated structured entities	₩ 5,993	₩ 683
Disclosure of information about interests in structured entity	Investment funds include trusts and private equity funds. A trust is formed by contributions from various investors, operated by a manager engaged to the trust and distributed proceeds from sales of investments to the investors. A private equity fund is established in order to acquire ownership interests in a portfolio company with exit strategy after implementing financial and operational restructuring of the company. The Group recognizes unrealized gains or losses on change in value of investments in proposition of ownership interests in investments. The Group would be exposed to risks of loss when the value of portfolio investment is decreased.	Investment funds include trusts and private equity funds. A trust is formed by contributions from various investors, operated by a manager engaged to the trust and distributed proceeds from sales of investments to the investors. A private equity fund is established in order to acquire ownership interests in a portfolio company with exit strategy after implementing financial and operational restructuring of the company. The Group recognizes unrealized gains or losses on change in value of investments in proposition of ownership interests in investments. The Group would be exposed to risks of loss when the value of portfolio investment is decreased.
Investment Funds | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 13,641,135	₩ 9,131,362
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,138,523	1,749,494
Investment Funds | Financial assets held for trading
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	10,160
Investment Funds | Available-for-sale financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	904,774	1,664,865
Investment Funds | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 223,589	₩ 84,629